Summary of Significant Accounting Policies - Summary of Revenue by Customer Incorporation Location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 456,152	$ 62,493	¥ 117,426	¥ 44,317
Percentage of revenues	100.00%	100.00%	100.00%	100.00%
PRC [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 431,338	$ 59,093	¥ 96,580	¥ 33,975
Percentage of revenues	95.00%	95.00%	82.00%	77.00%
West Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 14,485	$ 1,985	¥ 9,188	¥ 4,630
Percentage of revenues	3.00%	3.00%	8.00%	10.00%
East Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 3,028	$ 415	¥ 6,018	¥ 798
Percentage of revenues	1.00%	1.00%	5.00%	2.00%
North America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,616	$ 358	¥ 0	¥ 0
Percentage of revenues	1.00%	1.00%	0.00%	0.00%
South America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,513	$ 344	¥ 4,729	¥ 0
Percentage of revenues	0.00%	0.00%	4.00%	0.00%
West Africa [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 1,851	$ 254	¥ 0	¥ 0
Percentage of revenues	0.00%	0.00%	0.00%	0.00%
Europe [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 321	$ 44	¥ 501	¥ 2,638
Percentage of revenues	0.00%	0.00%	1.00%	6.00%
Other [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 0	$ 0	¥ 410	¥ 2,276
Percentage of revenues	0.00%	0.00%	0.00%	5.00%